DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The following description of the BellRing Brands, Inc. 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
In 2019, BellRing Intermediate Holdings, Inc. (formerly known as BellRing Brands, Inc.) (“Old BellRing”) closed its initial public offering (the “IPO”). As a result of the IPO and certain other transactions completed in connection with the IPO, BellRing Brands, LLC, a Delaware limited liability company and subsidiary of Old BellRing (“BellRing LLC”), became the holder of the active nutrition business of Post Holdings, Inc. (“Post”), and Post maintained the remaining portion of economic interest in BellRing LLC. In 2022, BellRing Brands, Inc. (formerly known as BellRing Distribution, LLC) (“BellRing”) converted into a Delaware corporation and Post distributed a portion of its economic interest in BellRing to Post shareholders in a pro-rata distribution (the “Spin-off”).
Unless otherwise indicated or the context otherwise requires, all references in this report to “the Company” refer to Old BellRing and its consolidated subsidiaries during the periods prior to the Spin-off and BellRing and its consolidated subsidiaries during the periods subsequent to the Spin-off. The term “BellRing common stock” generally refers to Old BellRing Class A common stock, $0.01 par value per share, during the periods prior to the Spin-off and to BellRing common stock, $0.01 par value per share, during the periods subsequent to the Spin-off.
The Company adopted the Plan on January 1, 2020 (the “Effective Date”). The Company employees who were participants in the Post Holdings, Inc. Savings Investment Plan (the “Post Plan”) at the Effective Date ceased participation in the Post Plan and were no longer eligible to make contributions to the Post Plan. The Company’s current employees’ account balances in the Post Plan at the time of adoption were transferred from the trust for the Post Plan to the trust for the Plan (“trust-to-trust transfer”) following the Effective Date. The Company’s former employees’ account balances that were still in the Post Plan prior to the Effective Date were not transferred in the trust-to-trust transfer.
The Plan is a defined contribution plan, the purpose of which is to permit deferrals of compensation by eligible employees of the Company and of participating subsidiaries and affiliates and to provide these employees with the opportunity to invest in funds for the purpose of saving for retirement.
The Plan is subject to certain provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and the Internal Revenue Code of 1986, as amended (the “Code”). The Plan is designed to meet ERISA’s reporting and disclosure and fiduciary requirements, as well as to meet the minimum standards for participation and vesting. The Plan is also intended to qualify as a cash or deferred profit sharing plan under section 401(k) of the Code.
Plan Participation
All regular domestic employees are eligible to participate in the Plan subject to the Plan’s eligibility rules. Eligible employees generally may begin making employee deferrals on their date of hire.
Plan Administration
The Plan is administered by the Company. Certain ministerial functions associated with day-to-day administration of the Plan were historically delegated to Post under a master service agreement. Effective January 1, 2025, Post ceased providing services related to the Plan and all ministerial functions previously delegated to Post became the responsibility of the Company. Except for matters required by the terms of the Plan to be decided by the trustee or matters delegated to the Company’s Employee Benefit Trustees Committee (the “EBTC”), the Plan administrator has the exclusive right to interpret the Plan and to decide any and all matters arising under the Plan or in connection with its administration. The Plan designates the EBTC as having certain rights and obligations to control and manage Plan assets, to select investment funds available for investment by Plan participants and to appoint and remove the trustee and any investment managers retained in connection with the investment of Plan assets. The Plan designates the EBTC as the claims fiduciary for the Plan. Certain Plan expenses are paid by the Company.
Contributions
In 2025, the pre-tax contribution amount, Roth contribution (after-tax) amount or combination of pre-tax and Roth contributions was limited to $23,500 per calendar year for each participant, and a catch-up contribution for individuals age 50 or over was limited to $7,500 per calendar year for each participant. Subject to such limitations, participants may generally make Roth or pre-tax contributions of 1% to 50% of their compensation in 1% increments.
Participant contributions may be invested in any of the available investment funds except for the Post Common Stock Fund, discussed in more detail below. Participant contributions, and earnings thereon, are vested and non-forfeitable from the time made.
The Company generally matches a percentage of compensation that a participant contributes to the Plan up to 6% of compensation, beginning on the first month following one year of service. Company safe harbor matching contributions and earnings thereon vest 100% upon eligibility.
Investment Options
All contributions are deposited by the Company in trust funds held by Vanguard Fiduciary Trust Company (“Vanguard”) or any successor trustee as may be selected by the EBTC. The values of the trust funds change according to increases or decreases in the values of the investments, gains or losses on sales of investments held therein and income from dividends and interest. In addition, Vanguard Group, Inc. performs all record-keeping functions for the Plan. The trustee maintains as many separate investment funds within its trust funds, with such different investment objectives, as the EBTC deems advisable. Participants are able to allocate their contributions among the available investment options, including mutual funds, collective trusts and a BellRing Common Stock Fund.
At the beginning of the 2025 Plan year, the Plan offered a Post Common Stock Fund among its investment choices. Previously, this fund had been transferred to the Plan during its establishment through a trust-to-trust transfer, as described earlier. New investments in the Post Common Stock Fund were not permitted within the Plan. In March 2025, the Plan eliminated the Post Common Stock Fund as an investment option. Participants were notified of this change, and those who did not move their holdings from the Post Common Stock Fund to another available Plan investment by March 21, 2025, saw their investments automatically redirected into the Plan’s qualified default investment alternative.
Withdrawals, Notes Receivable and Forfeitures
Upon participant termination, retirement, disability or death, or in the event of termination of the Plan without establishment of a successor plan, the amount in the trust fund credited to each participant will be distributed to the participant or to the participant’s beneficiary or other legal representative. Under the Plan, a participant may elect from several alternatives regarding the timing of distributions. Plan withdrawals from certain contribution accounts may be made prior to termination or retirement if a participant is at least age 59-1/2 or for cases of hardship. Hardship withdrawals are limited to the amount required to meet the need created by the hardship and are made in accordance with guidelines determined by the Company, as defined within the Plan document.
The Plan, subject to certain rules and regulations, permits participants to borrow from their vested account balances. Such loans will be permitted for any purpose, provided certain Plan conditions and certain other conditions as prescribed by federal law are met. Generally, participants may borrow a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. The loans are collateralized by the balance in the participant’s account and bear interest equal to the prime rate as most recently adjusted, on a quarterly basis, and as reported in The Wall Street Journal, plus one percentage point. Principal and interest are generally paid ratably through payroll deductions for each pay period in which the participant receives compensation from the Company.
Upon termination of employment, any Company matching contributions and the earnings thereon which are not vested will be forfeited, but will be restored if the participant again becomes an eligible employee within five years after termination. Amounts forfeited are used to fund Company matching contributions required under the Plan. There were no plan forfeitures during the year ended December 31, 2025.
Amendments and Termination
The Board of Directors of the Company delegated authority to amend the Plan to 1) the President and Chief Executive Officer, Chief Legal Officer and Senior Vice President of People of the Company, provided that any such amendment is not reasonably expected to increase the Company's liability with respect to the Plan by more than $5,000,000, determined on a present value basis, and 2) the chairman of the EBTC, provided that any such amendment is not reasonably expected to increase the Company’s liability with respect to the Plan by more than $15,000,000, determined on a present value basis. The Company may terminate the Plan or amend the Plan so that Company matching contributions cease, subject to the provisions of ERISA. In the case of Plan termination, non-forfeitable rights to the Company matching contributions credited to a participant’s account shall automatically vest.